Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Jun. 20, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2014